OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2021	2020

Employees and payroll accruals	$2,807	$2,086
Accrued expenses	6,173	1,896
Government authorities	2,090	690
Uncertain tax positions	2,003	2,388
Others	130	77

	$13,203	$7,137